Liquidity and Going Concern Issues - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Line Items]
Working capital deficiency				$ (3,940,974)	$ (6,052,282)
Net (Loss) from Continuing Operations (A)		(936,298)	(1,067,592)	(4,747,387)	(5,332,866)
Accumulated (Deficit)		(27,082,603)		(26,146,304)	(26,469,144)
Net Income (Loss)		(936,298)	(844,483)	322,840	(3,879,581)
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	800,000
Interest percentage				6.00%	6.00%
Debt Instrument, Debt Default, Amount					1,746,000
Convertible, Senior Secured Term Debt
Commercial Loans [Line Items]
Interest percentage		13.50%		13.50%	13.50%
Debt Instrument, Debt Default, Amount				154,781
Convertible, Senior Secured Term Debt | First-Feb-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-May-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-August-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-August-15 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | First-Aug-16 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | First-August-17 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | Twenty First-Mar-18 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible Debt Instrument
Commercial Loans [Line Items]
Interest Expense, Long-term Debt		23,862
Debt Instrument, Periodic Payment, Principal		309,562
Debt Instrument, Debt Default, Amount				$ 154,781
Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member] | Convertible, Senior Secured Term Debt
Commercial Loans [Line Items]
Interest percentage		16.00%		16.00%